Fees Summary	Jan. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,738,952,500
Previously Paid Amount	0
Total Fee Amount	1,184,833.65
Total Offset Amount	0
Net Fee	$ 1,184,833.65